Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	$ 18,070
Additions	811	$ 1,061
Net book value at ending of the year	5,423	18,070
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	20,222	19,560
Additions	811	1,061
Disposals	(1,144)
Write down/Impairment		(399)
Net book value at ending of the year	19,889	20,222
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,152	1,058
Depreciation for the year	1,210	1,124
Disposals	(476)	(30)
Write down/Impairment	11,580
Net book value at ending of the year	14,466	2,152
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	386
Net book value at ending of the year	386	386
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	386	386
Net book value at ending of the year	386	386
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,960
Net book value at ending of the year	1,308	1,960
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,143	2,141
Additions		2
Net book value at ending of the year	2,143	2,143
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	183	76
Depreciation for the year	107	107
Write down/Impairment	545
Net book value at ending of the year	835	183
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,779
Net book value at ending of the year	3,207	4,779
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,562	5,156
Additions	624	805
Disposals	(1,120)
Write down/Impairment		(399)
Net book value at ending of the year	5,066	5,562
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	783	447
Depreciation for the year	406	366
Disposals	(476)	(30)
Write down/Impairment	1,146
Net book value at ending of the year	1,859	783
Organoclay Plant
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	10,489
Net book value at ending of the year		10,489
Organoclay Plant | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	11,495	11,495
Disposals	(24)
Net book value at ending of the year	11,471	11,495
Organoclay Plant | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,006	431
Depreciation for the year	576	575
Write down/Impairment	9,889
Net book value at ending of the year	11,471	1,006
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	456
Net book value at ending of the year	522	456
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	636	382
Additions	187	254
Net book value at ending of the year	823	636
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	180	104
Depreciation for the year	121	76
Net book value at ending of the year	$ 301	$ 180